Litigation (Ergotron, Inc)	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008
Ergotron, Inc
LITIGATION

NOTE L —	LITIGATION

The Company is currently not subject to any pending or threatened litigation, other than routine litigation arising in the ordinary course of business, none of which is expected to have a material adverse effect on the financial condition or results of operations.

NOTE M —	LITIGATION

In July 2006, a patent infringement suit was filed against the Company and three of its customers in United States District Court for the Eastern District of Texas. The Company has agreed to indemnify the three customers for costs and damages. In November 2008, the suit was heard by a jury which delivered a damages awarded in favor of the plaintiff. The Company’s Consolidated Statements of Operations includes costs of $8,314,262 for the damages and defense costs in 2008, and $338,113 in 2007.

Except as noted in the above paragraph, the Company is currently not subject to any pending or threatened litigation, other than routine litigation arising in the ordinary course of business, none of which is expected to have a material adverse effect on the financial condition or results of operations.